Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Investments
Schedule of changes in long-term investments

	Cost	Equity Method		Available for
	Method	(E-House)	(Others)	Sale Securities	Total
	(In thousands)
Balance at December 31, 2012	153,886	183,754	41,116	88,119	466,875
New investments	40,427	—	3,341	4,769	48,537
Income from investments	—	2,250	7,275	—	9,525
Investment impairment	(6,134)	—	—	—	(6,134)
Unrealized gain	—	—	—	46,787	46,787
Disposal\change in interest of investment	(4,856)	(10,205)	(456)	—	(15,517)
Changes from cost method to consolidation	(21,289)	—	—	—	(21,289)
Changes from equity method to consolidation	—	—	(3,567)	—	(3,567)
Dividend received	—	(4,400)	(2,084)	—	(6,484)
Others	2,703	3,806	1,345	—	7,854

Balance at December 31, 2013	164,737	175,205	46,970	139,675	526,587
New investments	180,854	—	13,763	39,640	234,257
Income from investments	—	10,138	9,333	—	19,471
Investment impairment	(10,126)	—	(5,187)	(2,647)	(17,960)
Unrealized gain	—	—	—	75,450	75,450
Disposal\change in interest of investment	(37,625)	48,298	47,394	(9,654)	48,413
Changes from cost method to consolidation	(12,684)	—	—	—	(12,684)
Changes from cost method to available-for-sale securities	(20,000)	—	—	20,000	—
Dividend received	—	(5,867)	(4,103)	—	(9,970)
Others	(1,954)	(1,134)	(473)	—	(3,561)

Balance at December 31, 2014	$263,202	$226,640	$107,697	$262,464	$860,003
New investments	317,817	—	46,407	64,566	428,790
Income (loss) from investments	—	1,873	(1,655)	—	218
Investment impairment	(6,609)	—	—	—	(6,609)
Unrealized gain	—	—	—	24,892	24,892
Disposal of investments	(5,416)	(4,453)	(7,566)	(48,213)	(65,648)
Changes from cost method to available-for-sale securities	(7,788)	—	—	7,788	—
Dividend received	—	(10,259)	(6,408)	—	(16,667)
Others	(6,285)	(3,340)	(2,714)	—	(12,339)

Balance at December 31, 2015	$554,921	$210,461	$135,761	$311,497	$1,212,640

Summary of condensed financial information

	Years Ended December 31,
	2014	2015
	(In thousands)
Operating data:
Revenue	$1,023,959	$1,139,303
Gross profit	$698,579	$777,323
Income from operations	$89,934	$17,866
Net income	$88,228	$1,772
Net income attributable to our equity method investments companies	$75,121	$17,859

	As of December 31,
	2014	2015
	(In thousands)
Balance sheet data:
Current assets	$1,668,664	$1,617,225
Long-term assets	$610,181	$903,293
Current liabilities	$492,308	$672,439
Long-term liabilities	$161,899	$100,641
Non-controlling interests	$151,598	$162,273

Schedule of equity method investments

	As of December 31,
	2013	2014	2015
	(In thousands)
Carrying value of investment in E-House	$175,205	$226,640	$210,461
Proportionate share of E-house’s net tangible and intangible assets *	169,194	208,731	183,125
Proportionate share of E-house’s change of APIC which was not picked up by SINA	(6,465)	6,476	17,088

Excess of carrying value of investment over proportionate share of E-house’s net tangible and intangible assets	$12,476	$11,433	$10,248

The excess of carrying value has been primarily assigned to:
Goodwill and amortizable intangible assets *	$15,943	$14,269	$12,689
Deferred tax liabilities	(3,467)	(2,836)	(2,441)

	$12,476	$11,433	$10,248

Cumulative (loss) gain in equity interest	$(5,407)	$4,731	$6,604

* The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

Schedule of fair value of marketable securities and related unrealized gains and losses

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Youku Tudou	$91,969	$—	$(3,036)	$88,933
Alibaba	20,000	130,777	—	150,777
Others	20,274	2,480	—	22,754

December 31, 2014	$132,243	$133,257	$(3,036)	$262,464

Youku Tudou	$68,028	$32,951	$—	$100,979
Alibaba	18,997	92,982	—	111,979
Jupai	17,788	14,121	—	31,909
Others	51,571	17,324	(2,265)	66,630

December 31, 2015	$156,384	$157,378	$(2,265)	$311,497